Earnings Per Common Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE

	2026			2025
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	396	510.0	0.78	384	502.6	0.76
Potential dilutive effect of stock-based compensation	—	0.2		—	0.3
Diluted EPS	396	510.2	0.78	384	502.9	0.76

Year-to-date June 30
Basic EPS	897	509.1	1.76	883	501.5	1.76
Potential dilutive effect of stock-based compensation	—	0.2		—	0.3
Diluted EPS	897	509.3	1.76	883	501.8	1.76